INCOME TAXES - Income (Loss) Before Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income (loss)	€ (2,096)	€ 893	€ (1,188)
France
Income (loss)	(418)	869	(2,042)
Other countries
Income (loss)	€ (1,678)	€ 24	€ 854